Equity-Based Compensation - Additional Information (Details)		1 Months Ended		3 Months Ended		12 Months Ended
	Jun. 15, 2023 $ / shares shares	May 31, 2023	May 31, 2022	Sep. 30, 2023 Employee	Mar. 31, 2023 Employee	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Sep. 14, 2023 $ / shares shares	Jun. 14, 2023 shares	Jan. 01, 2023 shares	Jun. 25, 2021 shares	Dec. 31, 2020 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payment, fair value of tax withholding and remitted taxes share-based payment arrangement | $						$ 2,178,000	$ 183,000
Common stock, par value | $ / shares						$ 0.0001	$ 0.0001
Vesting percentage exercisable of the first four anniversaries	25.00%
Consecutive trading days						30 days
Intrinsic value of options exercised | $						$ 0	$ 800,000
Number of warrants issued												79,612
Warrants or rights exercise price per share | $ / shares												$ 126
Warrants vesting percentage on grant date												25.00%
Warrants vesting percentage after one year from grant date												25.00%
Warrants and rights outstanding, term						7 years						10 years
Unrecognized equity-based compensation expense | $						$ 33,100,000
Unvested						318,440
Weighted-average remaining period						2 years 4 months 28 days
Number of employees terminated | Employee				25	100
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reduction to equity-based compensation expense | $						$ 1,000,000
Employee Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation number of shares available for grant						137,976
Common stock at a price equal			85.00%
Maximum percentage of annual increase in shares available for issuance of awards		1.00%
Common stock issued						47,257
Average price per share | $ / shares						$ 13.78
RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period						4 years
Fair value of RSU, vested | $						$ 7,900,000	$ 2,200,000
RSUs [Member] | Board of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period						1 year
Performance Vesting Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option vest based on performance	318,440
Weighted average exercise price per option | $ / shares						$ 22.02
Number of options exercisable						0
Performance Vesting Options [Member] | Vesting Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options vested	79,610
Share Price | $ / shares	$ 50
Performance Vesting Options [Member] | Vesting Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options vested	79,610
Share Price | $ / shares	$ 75
Performance Vesting Options [Member] | Vesting Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options vested	79,610
Share Price | $ / shares	$ 100
Performance Vesting Options [Member] | Vesting Tranche Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options vested	79,610
Share Price | $ / shares	$ 125
Amended Underwater Options [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options vested						255,174
Equity instruments other than options issued minimum threshold exercise price to consider repricing | $ / shares							$ 50
Amended Underwater Options outstanding								531,515
Exercise price | $ / shares								$ 17.35
Employee Benefits and Share-Based Compensation | $						$ 1,600,000
Unrecognized equity-based compensation expense | $						$ 1,500,000
Unvested						276,341
Weighted-average remaining period						1 year 7 months 6 days
Time Vesting Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option vest based on continued service	159,221
Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value | $ / shares	$ 0.0001					$ 0.0001	$ 0.0001
Number of warrants issued						543,590
Warrants or rights exercise price per share | $ / shares						$ 11.24
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercisable						79,612
Warrants will be recognized over the requisite service period						4 years 3 months
2021 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation number of shares available for grant						254,995				254,995
Payment, fair value of tax withholding and remitted taxes share-based payment arrangement | $						$ 2,200,000	$ 200,000
Maximum percentage of annual increase in shares available for issuance of awards						5.00%
Fair value of awards vested | $						$ 9,600,000	$ 14,400,000
Inducement Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation number of shares available for grant									477,661
Inducement Plan [Member] | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation number of shares available for grant	477,661
Minimum [Member] | Performance Vesting Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period						4 years
Minimum [Member] | Time Vesting Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period						4 years
Minimum [Member] | 2020 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period						3 years
Maximum [Member] | Performance Vesting Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period						5 years
Maximum [Member] | Amended Underwater Options [member] | Board of Directors, CEO and Executive Chairman [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options threshold exercise price to excluded from repricing | $ / shares						$ 50
Maximum [Member] | Time Vesting Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period						5 years
Maximum [Member] | 2021 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation number of shares available for grant										312,162	608,851
Maximum [Member] | 2020 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period						5 years